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VIA EDGAR

May 7, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Account A ("Registrant")
         American International Life Assurance Company of New York (Relating to the AllianceBernstein Ovation Plus Variable Annuity) File Nos. 333-63730 and 811-4865

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 3, 2004, for Variable Account A (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 56 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2004, via EDGAR.

         Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Director,
Variable Annuity Product Compliance